Note 2 - Business Combinations (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair value of assets acquired and liabilities assumed (in thousands)
Inventory	$77,546
Property, plant and equipment	18,022
Operating lease right-of-use asset	1,237
Accounts payable	(19,065)
Operating lease liability	(1,237)
Total	$76,503

Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended March 31,
	2023	2022
Net sales	$566,942	$535,895
Earnings from operations	$20,793	$17,862